Expense Example - FidelitySustainableCorePlusBondFund-RetailPRO - FidelitySustainableCorePlusBondFund-RetailPRO - Fidelity Sustainable Core Plus Bond Fund - Fidelity Sustainable Core Plus Bond Fund	Oct. 29, 2022 USD ($)
Expense Example:
1 year	$ 46
3 years	$ 144